SCHEDULE OF PREPAYMENTS AND OTHER CURRENT ASSETS (Details) - Seamless Group Inc. [Member] - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Contract asset		$ 6,888,954	$ 4,657,799
Safeguarding assets	$ 2,378,432	1,983,116	5,787,354
Other receivables		100,144	54,425
Prefunding to remittances partner		21,082,897	21,896,243
Deposits		1,402,729	1,438,316
Goods and services tax/ Value-added tax recoverable		26,493	13,842
Prepayments		553,258	503,123
Airtime stock		607,308	715,755
Inventory		125,603	162,227
Current tax recoverable		360,358	1,094,332
Others		1,094,379	1,240,134
Total		$ 34,225,239	$ 37,563,550